EMPLOYEE BENEFITS - Narrative (Details)						12 Months Ended
		Jun. 29, 2023 $ / shares	Jun. 28, 2023 $ / shares	Aug. 01, 2022 shares $ / shares	Sep. 27, 2021	Dec. 31, 2024 USD ($) shares installment $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in usd per share) | $ / shares						$ 1.20
Net deferred tax assets | $						$ 68,195,000	$ 39,679,000
Options granted during the year (in shares)						0	0
Expected dividend yield						0.00%
Share repurchased (in shares)	[1]					66,000	42,500	46,500
Shares delivered under the plan (in shares)	[1]					45,501	48,130	39,136
Share-based compensation plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Net deferred tax assets | $						$ 9,239,000	$ 14,827,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in usd per share) | $ / shares						$ 202.86	$ 179.89
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)						348,967	378,323	801,041
Number of other equity instruments outstanding (in shares)						1,183,067	1,165,036	1,089,727
Threshold price for vesting (in usd per share) | $ / shares						$ 205.95	$ 167.22	$ 122.29
PSEU and SEU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)						61,072
SEU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of annual vesting installments | installment						4
Number of other equity instruments outstanding (in shares)						16,586	28,059	57,779
Stock units granted percentage						50.00%
Threshold price for vesting (in usd per share) | $ / shares						$ 157.35	$ 190.43
SEU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type						50.00%
SEU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type						60.00%
SEU | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
SEU | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
SEU | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
SEU | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
PSEU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock units granted percentage						50.00%
PSEU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type						40.00%
PSEU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type						50.00%
2014 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards to be converted into ordinary shares on exercise (in shares)						1
Amount paid or payable to recipients on option exercised | $						$ 0
Minimum term						10 years
Options granted during the year (in shares)						0	0	61,072
2014 Plan | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting term						4 years
2014 Plan | Stock Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
2014 Plan | Stock Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
2014 Plan | Stock Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
2014 Plan | Stock Options | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						25.00%
2014 Plan | RSU and PRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type					50.00%
Granted during the year (in shares)				600,000				199,825
Number of other equity instruments outstanding (in shares)						0		597,521
2014 Plan | RSU and PRSU | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage								25.00%
2014 Plan | RSU and PRSU | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage								25.00%
2014 Plan | RSU and PRSU | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage								25.00%
2014 Plan | RSU and PRSU | Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage								25.00%
2014 Plan | PRSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock units granted percentage				50.00%				50.00%
2014 Plan | PRSU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type					40.00%
2014 Plan | PRSU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type					50.00%
2014 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards to be converted into ordinary shares on exercise (in shares)						1
Par value per share (in usd per share) | $ / shares						$ 1.20
Stock units granted percentage				50.00%				50.00%
Vesting period								4 years
Threshold price for vesting (in usd per share) | $ / shares		$ 350	$ 420	$ 420
Increase in threshold price for vesting (in usd per share) | $ / shares		$ 35		$ 42
2014 Plan | RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type					50.00%
2014 Plan | RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares awarded by grant type					60.00%
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Offering periods						6 months
Minimum percentage of common share price over fair market value on the first trading of the offering period						90.00%
Share repurchased (in shares)						66,000	42,500	46,500
Shares delivered under the plan (in shares)						45,501	48,130	39,136

[1]	All shares are issued, authorized and fully paid. Each share is issued at a nominal value of $1.20 per share and entitles to one vote.